ADVANCES FROM JOINT VENTURE PARTNERS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of joint operations [Table Text Block]
	December 31, 2017	December 31, 2016
U.S.A.	$808,905	$341,361
Total	$808,905	$341,361